Related parties (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Related parties [Line Items]
Finance costs		$ 53,511	$ 36,229	$ 36,924
Administrative expenses		42,054	34,170	37,471
Geological and geophysical expenses		7,694	10,282	13,831
Entities with joint control or significant influence over entity [member]
Disclosure Of Related parties [Line Items]
Amounts payable, related party transactions		(10,015)	(1,614)	(113)
Amounts receivable, related party transactions		$ 2,455	$ 3,311	$ 4,634
Description of nature of related party relationship		Joint Operations	Joint Operations	Joint Operations
Carlos Gulisano [Member]
Disclosure Of Related parties [Line Items]
Administrative expenses				$ 66
Geological and geophysical expenses		$ 170	$ 113	$ 101
Description of nature of related party relationship	[1]	Non-Executive Director	Non-Executive Director	Non-Executive Director
Pedro Aylwin [Member]
Disclosure Of Related parties [Line Items]
Administrative expenses		$ 411	$ 371	$ 377
Description of nature of related party relationship	[2]	Executive Director	Executive Director	Executive Director
LG International Corp [Member]
Disclosure Of Related parties [Line Items]
Finance costs		$ 2,224	$ 1,587	$ 1,560
Amounts payable, related party transactions		(31,184)	(27,801)	(21,045)
Amounts receivable, related party transactions		$ 56	$ 42	$ 38
Description of nature of related party relationship		Partner	Partner	Partner

[1]	Corresponding to consultancy services.
[2]	Corresponding to wages and salaries for US$ 271,000 (US$ 246,000 in 2016 and US$ 317,000 in 2015) and bonus for US$ 140,000 (US$ 125,000 in 2016 and US$ 60,000 in 2015).